Condensed Interim Unaudited Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities
Net loss for the period	$ (9,114)	$ (6,196)	$ (12,340)
Adjustments:
Depreciation and Amortization	47	41	89
Share-based compensation	1,784	2,808	5,105
Revaluation of liability in respect to warrants and pre-funded warrants	(73)	(693)	(1,166)
Day 1 loss from issuance of financial instruments	1,659
Finance expenses (income), net	365	65	(24)
Changes in assets and liabilities:
Decrease (increase) in other receivables	(179)	(397)	55
Increase in trade payables	592	81	459
Increase in other payables	841	5	236
Net cash used in operating activities	(4,078)	(4,286)	(7,586)
Cash flows from investing activities
Interest received	47		49
Change in short term deposit	3,500	(6,000)	(3,500)
Investment in restricted deposit	(2)	(19)	(20)
Purchase of property, plant and equipment	(25)	(30)	(70)
Net cash provided by (used in) investing activities	3,520	(6,049)	(3,541)
Cash flows from financing activities
Payment in respect of cancellation of options		(96)	(96)
Exercise of warrants and options	5	3,870	3,870
Issuance of shares, warrants and pre-funded warrants, net	4,142
Repayment of lease liability	(44)	(67)	(79)
Net cash provided by financing activities	4,103	3,707	3,695
Effects of exchange rate changes on cash and cash equivalents	1	(86)	(88)
Net increase (decrease) in cash and cash equivalents	3,546	(6,714)	(7,520)
Cash and cash equivalents at beginning of the period	3,543	11,063	11,063
Cash and cash equivalents at end of the period	7,089	4,349	3,543
Non-cash activity
Exercise of warrants		444	444
Recognition of right of use assets		306	306
Share based payment modification	$ 161